RELATED PARTY TRANSACTIONS - Consolidated Statements of Changes in Equity (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 18, 2021	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Share capital issued to former Managing Director of Oryx	€ 22,000		€ 22,000
Shares to be issued as deferred consideration		€ 13,746
Shares issued on completion of private placement			12,127
Key management personnel
RELATED PARTY TRANSACTIONS
Shares issued on completion of private placement		1,918	0
Additional share capital was recognized for exercise of DSUs, RSUs and FSOs		410	246
Employees
RELATED PARTY TRANSACTIONS
Shares to be issued as deferred consideration		13,746	0
Former Managing Director of Oryx
RELATED PARTY TRANSACTIONS
Share capital issued to former Managing Director of Oryx		€ 22,000	€ 0